Trade payables	12 Months Ended
Dec. 31, 2025
Trade payables
Trade payables
16. Trade payables

	12/31/2025	12/31/2024
Domestic suppliers	2,542,447	2,558,813
Trade payables - domestic related parties (see Note 8.b)	46,758	23,432
Foreign suppliers	1,863,835	776,052
Trade payables - foreign related parties (see Note 8.b)	190,304	160,088
	4,643,344	3,518,385